Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 43,845	$ 31,866	$ 43,354	$ 38,882	$ 32,421	$ 30,884	$ 17,350	$ 12,973	$ 157,947	$ 93,628	$ 26,022
Total expenses	40,644	29,376	28,669	23,037	26,166	15,593	14,662	9,398	121,726	65,819	21,988
Income before income tax expenses	3,201	2,490	14,685	15,845	6,255	15,291	2,688	3,575	36,221	27,809	4,034
Net income	$ 2,065	$ 1,683	$ 9,135	$ 9,715	$ 3,741	$ 9,466	$ 1,658	$ 2,220	$ 22,598	$ 17,085	$ 2,335
Basic (in dollars per share)	$ 0.08	$ 0.10	$ 0.86	$ 3.42	$ 1.18	$ 2.90	$ 0.49	$ 0.71	$ 1.61	$ 5.31	$ 0.70
Diluted (in dollars per share)	$ 0.08	$ 0.10	$ 0.63	$ 0.86	$ 0.38	$ 1.00	$ 0.25	$ 0.49	$ 1.32	$ 2.26	$ 0.59